Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2017
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Investments in Equity Accounted Investees
8.	Investments in Equity Accounted Investees

(a)	Associates at the reporting date are as follows:

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2016		2017
					Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture electric glass for FPDs	40%	~~W~~ 52,750	40%	~~W~~ 46,511
New Optics Ltd.(*1)	Yangju, South Korea	December 31	August 2005	Manufacture back light parts for TFT-LCDs	46%	40,045	—	—
INVENIA Co., Ltd.	Seongnam, South Korea	December 31	January 2001	Develop and manufacture equipment for FPDs	13%	2,450	13%	2,887
WooRee E&L Co., Ltd.	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	14%	8,627	14%	7,270
LB Gemini New Growth Fund No. 16 (*2)	Seoul, South Korea	December 31	December 2009	Invest in small and middle sized companies and benefit from M&A opportunities	31%	8,647	31%	5,910
Can Yang Investments Limited (*1)(*3)	Hong Kong	December 31	January 2010	Develop, manufacture and sell LED parts	9%	5,580	—	—
YAS Co., Ltd. (*4)	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	18%	9,883	15%	15,888

(In millions of won)
Associates	Location	Fiscal year end	Date of incorporation	Business	2016		2017
					Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Narenanotech Corporation (*1)	Yongin, South Korea	December 31	December 1995	Manufacture and sell FPD manufacturing equipment	23%	~~W~~23,717	—	~~W~~ —
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell electric glass for FPDs	17%	20,984	17%	23,732
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%	—	10%	—
CYNORA GmbH (*5)	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	—	—	14%	20,309

						~~W~~172,683		~~W~~122,507

Although the Controlling Company’s share interests in INVENIA Co., Ltd., WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc. and Cynora GmbH are below 20% as of December 31, 2017, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee or the transactions between the Controlling Company and the investees are significant. Accordingly, the investments in these investees have been accounted for using the equity method.

(*1)	During the year ended December 31, 2017, the Controlling Company disposed of the entire investments in New Optics Ltd., Can Yang Investments Limited and Narenanotech Corporation.
(*2)	The Controlling Company is a member of a limited partnership in the LB Gemini New Growth Fund No.16 (“the Fund”). During the year ended December 31, 2017, the Controlling Company received ~~W~~2,076 million from the Fund as capital distribution and there were no changes in the Controlling Company’s ownership percentage in the Fund. On the other hand, a resolution to dissolve the fund was approved at the general meeting and the fund is in process of liquidation as of December 31, 2017.
(*3)	The Controlling Company recognized an impairment loss of ~~W~~4,234 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in Can Yang Investments Limited.
(*4)	In 2017, the Controlling Company’s ownership percentage in YAS Co., Ltd. decreased from 18% to 15% as the Controlling Company did not participate in the capital increase of YAS Co., Ltd.
(*5)	In September 2017, the Controlling Company invested ~~W~~20,309 million in cash and acquired 88,584 shares of preferred stock with voting rights in CYNORA GmbH.

As of December 31, 2017, the market value for the Controlling Company’s investments in INVENIA Co., Ltd., WooRee E&L Co., Ltd., YAS Co., Ltd., and AVATEC Co., Ltd., all of which are listed in KOSDAQ, are ~~W~~12,870 million, ~~W~~7,038 million, ~~W~~54,500 million and ~~W~~20,670 million, respectively.

Dividends received from a joint venture and equity method investees for the years ended December 31, 2015, 2016 and 2017 amounted to ~~W~~25,577 million, ~~W~~59,820 million and ~~W~~8,639 million, respectively.

(b)	Summary of financial information of the significant associate as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 is as follows:

(i) Paju Electric Glass Co., Ltd.

(In millions of won)	December 31, 2016		December 31, 2017
Total assets	~~W~~	225,086	193,584
Current assets		182,656	146,702
Non-current assets		42,430	46,882
Total liabilities		91,364	77,174
Current liabilities		87,116	71,973
Non-current liabilities		4,248	5,201

(In millions of won)	2015		2016	2017
Revenue	~~W~~	491,329	549,559	408,846
Profit for the year		14,729	21,082	12,327
Other comprehensive income (loss)		(51)	16,477	(9,366)
Total comprehensive income		14,678	37,559	2,961

(c)	Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements at the reporting date is as follows:

(i) As of December 31, 2016

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Book value
Paju Electric Glass Co., Ltd.	~~W~~	133,722	40%	53,489	—	(739)	52,750

(ii) As of December 31, 2017

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Book value
Paju Electric Glass Co., Ltd.	~~W~~	116,410	40%	46,564	—	(53)	46,511

(d)	Book value of other associates, in aggregate, as of December 31, 2016 and 2017 is as follows:

(i) As of December 31, 2016

(In millions of won)
	Book value	Net profit (loss) of associates (applying ownership interest)
		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	119,933	(2,983)	(14,197)	(17,180)

(ii) As of December 31, 2017

(In millions of won)
	Book value	Net profit (loss) of associates (applying ownership interest)
		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	75,996	3,943	5,093	9,036

(e)	Changes in investments in associates and a joint venture accounted for using the equity method for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
		2016
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income (loss) on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Joint ventures	Suzhou Raken Technology Co., Ltd.	~~W~~	145,731	(121,204)	(29,902)	2,985	2,390	—	—
Associates	Paju Electric Glass Co., Ltd.		58,852	—	(21,030)	8,337	6,591	—	52,750
	Others		180,172	(28,034)	(8,888)	(2,983)	(14,197)	(6,137)	119,933

		~~W~~	384,755	(149,238)	(59,820)	8,339	(5,216)	(6,137)	172,683

(In millions of won)
		2017
Company		January 1		Acquisition/ Disposal	Dividends received	Equity income (loss) on investments	Other comprehensive income (loss)	Other gain (loss)	December 31
Associates	Paju Electric Glass Co., Ltd.		52,750	—	(8,109)	5,617	(3,747)	—	46,511
	Others	~~W~~	119,933	(48,209)	(530)	3,943	5,093	(4,234)	75,996

			172,683	(48,209)	(8,639)	9,560	1,346	(4,234)	122,507